Convertible Redeemable Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Apr. 17, 2018 USD ($) investors $ / shares shares	Apr. 17, 2018 CNY (¥)	Dec. 31, 2020	Dec. 31, 2018 CNY (¥)	Apr. 12, 2022
Temporary Equity [Line Items]
Liquidation plan			(i) 100% of the applicable preferred share issue price, plus (ii) an amount accruing thereon at an annual rate of 10% of the applicable preferred share issue price, plus (iii) all declared but unpaid dividends thereon.
Pro Forma [Member]
Temporary Equity [Line Items]
Share price percent on purchase consideration plus unpaid dividend					140.00%
Compounded rate on purchase consideration plus unpaid dividend					6.00%
Series A convertible redeemable preferred shares [Member]
Temporary Equity [Line Items]
Shares issued | shares	6,814,815
Shares price per shares | $ / shares	$ 10.27
Number of purchasers | investors	2
Total cash consideration	$ 70	¥ 440,000
Series A preferred shares issuance costs		¥ 9,826
Financing expense and capital contribution				¥ 4,722